Segmented Information (Segment And Geographical Information) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Revenues, Net of Royalties	$ 4,422	$ 8,019	$ 5,858
Production, mineral and other taxes	144	210	173
Transportation and processing	1,252	1,496	1,467
Operating	723	667	829
Purchased product	323	1,191	441
Operating Cash Flow	1,980	4,455	2,948
Depreciation, depletion and amortization	1,488	1,745	1,565
Asset Impairment Charges	6,473	0	21
Operating Income (Loss), Total	(5,981)	2,710	1,362
Accretion of asset retirement obligation	45	52	53
Administrative	275	327	439
Interest	614	654	563
Foreign exchange (gain) loss, net	1,082	403	325
(Gain) loss on divestitures	(14)	(3,426)	(7)
Other	27	71	1
Non-Operating Expenses	2,029	(1,919)	1,374
Net Earnings (Loss)	(8,010)	4,629	(12)
Income tax expense (recovery)	(2,845)	1,203	(248)
Net Earnings (Loss)	(5,165)	3,426	236
Net earnings attributable to noncontrolling interest		(34)
Net earnings (loss) attributable to Common Shareholders	(5,165)	3,392	236
Canadian Division [Member]
Segment Reporting Information [Line Items]
Revenues, Net of Royalties	1,822	3,310	2,824
Production, mineral and other taxes	28	64	60
Transportation and processing	654	826	747
Operating	152	274	336
Operating Cash Flow	988	2,146	1,681
Depreciation, depletion and amortization	305	625	601
Asset Impairment Charges	0	0	0
Operating Income (Loss), Total	683	1,521	1,080
USA Division [Member]
Segment Reporting Information [Line Items]
Revenues, Net of Royalties	2,491	2,902	2,763
Production, mineral and other taxes	116	146	113
Transportation and processing	580	658	722
Operating	519	326	417
Operating Cash Flow	1,276	1,772	1,511
Depreciation, depletion and amortization	1,088	992	818
Asset Impairment Charges	6,473	0	0
Operating Income (Loss), Total	(6,285)	780	693
Market Optimization [Member]
Segment Reporting Information [Line Items]
Revenues, Net of Royalties	365	1,248	512
Production, mineral and other taxes	0	0	0
Transportation and processing	12	0	0
Operating	33	39	38
Purchased product	323	1,191	441
Operating Cash Flow	(3)	18	33
Depreciation, depletion and amortization		4	12
Asset Impairment Charges	0	0	0
Operating Income (Loss), Total	(3)	14	21
Corporate & Other [Member]
Segment Reporting Information [Line Items]
Revenues, Net of Royalties	(256)	559	(241)
Transportation and processing	6	12	(2)
Operating	19	28	38
Operating Cash Flow	(281)	519	(277)
Depreciation, depletion and amortization	95	124	134
Asset Impairment Charges	0	0	21
Operating Income (Loss), Total	$ (376)	$ 395	$ (432)